Securities (Tables)	3 Months Ended
Jan. 31, 2025
Disclosure of Financial Instruments [Abstract]
Summary of Unrealized Gains and Losses
The following table summarizes the unrealized

gains and losses as at January 31, 2025

and October 31, 2024.
Unrealized Gains (Losses) for Securities

at Fair Value Through Other Comprehensive Income
(millions of Canadian dollars) As at
January 31, 2025 October 31, 2024
Cost/ Gross Gross Cost/ Gross Gross
amortized unrealized unrealized Fair amortized unrealized unrealized Fair cost 1 gains (losses) value cost 1 gains (losses) value
Government and government-related
securities
Canadian government debt
Federal

$ 16,603 $ 15 $ (161) $ 16,457 $ 18,281 $ 17 $ (159) $ 18,139
Provinces 21,893 80 (62) 21,911 21,263 77 (70) 21,270
U.S. federal, state, municipal governments, and

agencies debt

45,288 58 (129) 45,217 35,371 22 (196) 35,197
Other OECD government-guaranteed debt 5,249 8 (6) 5,251 1,687 1 (9) 1,679
Mortgage-backed securities 2,072 25 (4) 2,093 2,125 17 (5) 2,137
91,105 186 (362) 90,929 78,727 134 (439) 78,422
Other debt securities

Asset-backed securities 3,037 3 (8) 3,032 1,397 1 (14) 1,384
Corporate and other debt 10,228 98 (59) 10,267 9,419 77 (50) 9,446
13,265 101 (67) 13,299 10,816 78 (64) 10,830
Total debt securities 104,370 287 (429) 104,228 89,543 212 (503) 89,252
Equity securities

Common shares 3,633 174 (82) 3,725 3,810 176 (72) 3,914
Preferred shares 626 49 (154) 521 632 29 (160) 501
4,259 223 (236) 4,246 4,442 205 (232) 4,415
Total securities at fair value through

other comprehensive income
$ 108,629 $ 510 $ (665) $ 108,474 $ 93,985 $ 417 $ (735) $ 93,667
Includes the foreign exchange translation of amortized cost balances at the period-end spot rate.

Summary of Equity Securities Designated at Fair Value Through Other Comprehensive Income
The following table summarizes the fair

value of equity securities designated at

FVOCI as at
January 31, 2025

and October 31, 2024, and dividend income

recognized on these securities for

the three months ended January 31, 2025 and

January 31, 2024.
Equity Securities Designated at Fair Value Through

Other Comprehensive Income

(millions of Canadian dollars) As at For the three months ended
January 31, 2025 October 31, 2024 January 31, 2025 January 31, 2024
Fair value

Dividend income recognized

Common shares $ 3,725 $ 3,914 $ 27 $ 17

Preferred shares 521 501 39 38
Total $ 4,246 $ 4,415 $ 66 $ 55

Summary of Equity Securities Net Realized Gains (Losses) Explanatory
The Bank disposed of certain equity securities

in line with the Bank’s investment strategy

and disposed of Federal Home Loan Bank (FHLB)

stock in accordance
with FHLB member stockholding requirements,

as follows:
Equity Securities Net Realized Gains

(Losses)
(millions of Canadian dollars) For the three months ended
January 31, 2025 January 31, 2024
Equity Securities
Fair value $ 64 $ 42
Cumulative realized gain/(loss) 6 –
FHLB Stock
Fair value 318 159

Cumulative realized gain/(loss) – –

Summary of Securities Net Realized Gains (Losses)
Debt Securities Net Realized Gains (Losses) 1
(millions of Canadian dollars) For the three months ended
January 31, 2025 January 31, 2024
Debt securities at amortized cost $ (911) $ –
Debt securities at fair value through other

comprehensive income
(9) 6
Total $ (920) $ 6
Includes $ 923

million (US$
649

million) (three months ended January 31, 2024 –
nil ) of pre-tax losses on debt securities related to the balance sheet restructuring initiative undertaken in the U.S. Retail segment. Refer to Note 26 of the Bank’s 2024 Annual Consolidated Financial Statements

for additional information regarding the asset limitation on TD’s two U.S. bank subsidiaries. As of February 26, 2025, the Bank has sold additional debt securities during the second quarter of fiscal 2025, resulting in approximately $
281

million (US$
197

million) of
additional pre-tax losses on debt securities.

Summary of Debt Securities by Risk Rating
The following table provides the gross carrying

amounts of debt securities measured at amortized

cost and debt securities at FVOCI by internal

risk rating for credit
risk management purposes, presenting

separately those debt securities that are

subject to Stage 1, Stage 2, and Stage 3

allowances. Refer to the “Allowance

for
Credit Losses” table in Note 6 for details regarding

the allowance and provision for credit losses

on debt securities.
Debt Securities by Risk Rating

(millions of Canadian dollars) As at
January 31, 2025 October 31, 2024
Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3 Total
Debt securities 1
Investment grade $ 359,491 $ – $ n/a 2 $ 359,491 $ 360,272 $ – $ n/a $ 360,272
Non-investment grade 312 111 n/a 423 439 91 n/a 530
Watch and classified n/a 60 n/a 60 n/a 68 n/a 68
Default n/a n/a – – n/a n/a – –
Total debt securities 359,803 171 – 359,974 360,711 159 – 360,870
Allowance for credit losses on debt securities
at amortized cost 3 – – 3 3 – – 3
Total debt securities, net of

allowance
$ 359,800 $ 171 $ – $ 359,971 $ 360,708 $ 159 $ – $ 360,867
Includes debt securities backed by government-guaranteed loans of $ 112 million (October 31, 2024 – $
113

million), which are reported in Non-investment grade or a lower risk rating based on the issuer’s credit risk.
2

Not applicable.